Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Summary of intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2021	1,415	532	46	1,993
Effects of foreign exchange	(112)	(42)	(4)	(158)
Balance – June 30, 2022	1,303	490	42	1,835

Accumulated amortization
Balance – December 31, 2021	276	124	17	417
Amortization	112	51	9	172
Effects of foreign exchange	(26)	(12)	(3)	(41)
Balance – June 30, 2022	362	163	23	548

Carrying value
Balance – December 31, 2021	1,139	408	29	1,576
Balance – June 30, 2022	941	327	19	1,287